GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 18,405	$ 19,091
Foreign currency translation adjustments	417	(686)
Ending balance	$ 18,822	$ 18,405